Organization and Summary of Significant Accounting Policies (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Jul. 12, 2018	Sep. 30, 2018	Sep. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
State of incorporation		Nevada		Malaysia
Date of incorporation		Sep. 05, 2012
Cash insured amount		$ 60,000		$ 62,010
Exploration expenses
Impairment of long-lived assets		$ 0	$ 0	$ 19,549	$ 0
potentially diluted common shares outstanding		45,104
GMCI [Member]
Common stock issuance	720,802,346
Pre-merger issued and outstanding shares	102.08%